1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

May 23, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Company”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,828

Commission Staff:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,828 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates solely to iShares Asia 50 ETF (the “Fund”), a series of the Company.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment is being filed to reflect the following material changes to the Fund’s prior annual update filing, Post-Effective Amendment No. 2,753, filed pursuant to Rule 485(b), which became effective on August 1, 2024. The Amendment also reflects other non-material changes as the Company deems appropriate.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Amendment.

1.

The changes, as highlighted below, to the Fund’s underlying index, principal investment strategies, and index description took effect on or around December 23, 2024, as indicated in a filing made on October 24, 2024 pursuant to Rule 497 under the 1933 Act.

BRUSSELS CHICAGO DALLAS FRANKFURT HOUSTON LONDON  LOS ANGELES MILAN

MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

May 23, 2025

Comparison of the Fund’s Underlying Index

Prior Underlying Index	New Underlying Index
S&P Asia 50TM	S&P Asia 50TM Capped Index

The Fund’s Revised Principal Investment Strategies

The Fund seeks to track the investment results of the S&P Asia 50TM Capped Index (the “Underlying Index”), which is a capped float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies listed in four Asian countries or regions: Hong Kong, Singapore, South Korea and Taiwan, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index uses a capping methodology at each quarterly rebalance to limit: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the Underlying Index weight to maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large- capitalization blue-chip companies. As of September 30, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The Fund’s Revised Index Description

S&P Asia 50 TM Capped Index

Number of Components: approximately 53

Index Description. The S&P Asia 50TM Capped Index is a capped float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies listed in four Asian countries or regions: Hong Kong, Singapore, South Korea and Taiwan. The S&P Asia 50TM Capped Index generally has representation from each of the eleven sectors of the GICS.

The Underlying Index uses a capping methodology at each quarterly rebalance to limit: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the Underlying Index weight to maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

***

The Amendment follows the general format used by previous filings of the Company, and much of the disclosure is substantially similar to that in previous filings of the Company. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, Post-Effective Amendment No. 2,802, filed pursuant to Rule 485(a)(2) on January 10, 2025, relating to iShares MSCI World Small-Cap ETF, which was reviewed by the Staff and became effective on March 26, 2025. The Company notes that the Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

May 23, 2025

The operations of the Fund, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Company, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Marisa Rolland

Adithya Attawar

Jennifer Kerslake

DeCarlo McLaren

Tim Kahn

Michael Gung

Toree Ho

Luis Mora

George Rafal

Robert C. Harrington

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).